Quarterly Report
June 30, 2019
MFS®  International New Discovery Fund

Portfolio of Investments
6/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 93.1%
Aerospace – 1.8%
Cobham PLC (a)	5,481,438	$7,417,108
Embraer S.A., ADR	302,583	6,090,996
LISI Group	633,663	20,499,310
Meggitt PLC	1,647,534	10,963,577
MTU Aero Engines AG	155,880	37,134,113
Saab AB, “B” (l)	249,300	8,112,992
Singapore Technologies Engineering Ltd.	12,378,800	37,877,481
		$128,095,577
Airlines – 1.0%
Aena S.A.	65,330	$12,948,178
Enav S.p.A.	4,352,531	24,696,821
Grupo Aeroportuario del Pacifico S.A.B. de C.V.	455,859	4,747,228
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	49,704	8,057,515
Ryanair Holdings PLC, ADR (a)	229,457	14,717,372
Stagecoach Group PLC	2,617,086	4,217,608
		$69,384,722
Alcoholic Beverages – 1.8%
Carlsberg Group	147,199	$19,513,961
China Resources Beer Holdings Co. Ltd.	14,958,000	71,039,825
Compania Cervecerias Unidas S.A., ADR	524,105	14,805,966
Davide Campari-Milano S.p.A.	2,119,141	20,759,351
		$126,119,103
Apparel Manufacturers – 1.1%
Burberry Group PLC	638,505	$15,098,388
Coats Group PLC	16,580,922	17,256,164
Pacific Textiles Holdings Ltd.	38,809,000	30,702,615
Stella International Holdings Ltd.	7,097,591	11,993,318
		$75,050,485
Automotive – 2.2%
ARB Corp.	903,937	$11,549,883
Autoliv, Inc., SDR	80,720	5,709,244
Daikyonishikawa Corp.	332,421	2,636,182
Hella KGaA Hueck & Co.	528,956	26,152,169
Koito Manufacturing Co. Ltd.	645,800	34,441,868
Mahindra & Mahindra Ltd.	1,458,920	13,851,048
NGK Spark Plug Co. Ltd	837,800	15,712,392
USS Co. Ltd.	2,280,200	44,899,732
		$154,952,518
Biotechnology – 0.3%
Abcam PLC	550,379	$10,302,579
Lonza Group AG	29,817	10,061,176
		$20,363,755
Broadcasting – 0.3%
Nippon Television Holdings, Inc.	610,800	$9,041,755
Proto Corp.	1,137,400	10,676,147
		$19,717,902

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Brokerage & Asset Managers – 2.8%
ASX Ltd.	272,411	$15,752,944
Daiwa Securities Group, Inc.	2,388,000	10,456,567
Euronext N.V.	136,239	10,309,750
Hargreaves Lansdown PLC	855,872	20,857,892
IG Group Holdings PLC	1,379,925	10,237,729
Japan Exchange Group, Inc.	145,300	2,307,226
Rathbone Brothers PLC	944,140	26,618,034
Schroders PLC	1,228,191	47,572,104
TMX Group Ltd.	493,260	34,314,067
Yuanta Financial Holding Co. Ltd.	25,268,227	15,172,570
		$193,598,883
Business Services – 7.2%
Aeon Delight Co. Ltd.	295,700	$8,735,375
Amadeus Fire AG	183,730	25,028,540
AS ONE Corp.	123,700	10,268,655
Ashtead Group PLC	521,672	14,932,690
Auto Trader Group PLC	5,377,355	37,409,107
Babcock International Group PLC	1,548,854	9,012,643
Bapcor Ltd.	1,916,168	7,506,471
Brenntag AG	445,101	21,920,244
Bunzl PLC	1,419,493	37,441,769
Cerved Information Solutions S.p.A.	5,092,614	45,139,372
Cie Plastic Omnium S.A.	399,393	10,413,654
Compass Group PLC	2,792,166	66,911,343
DKSH Holding Ltd.	50,944	2,985,041
Doshisha Co. Ltd.	141,800	2,238,497
Edenred	202,894	10,349,684
Elior Group (l)	766,815	10,541,818
Intertek Group PLC	700,519	48,947,117
IPH Ltd.	6,142,345	32,169,259
Meitec Corp.	371,900	19,075,333
Midland IC&I Ltd. (a)	21,556,500	524,308
Nomura Research Institute Ltd.	2,692,500	43,128,948
SAN-AI OIL Co. Ltd.	180,300	1,747,563
Sodexo	218,000	25,482,864
Sohgo Security Services Co. Ltd.	204,800	9,440,764
		$501,351,059
Cable TV – 0.3%
NOS, SGPS, S.A.	2,937,264	$19,304,984
Chemicals – 0.2%
Orica Ltd.	1,096,864	$15,608,981
Computer Software – 3.6%
EMIS Group PLC	543,548	$8,393,790
OBIC Business Consultants Co. Ltd.	365,800	16,574,067
OBIC Co. Ltd.	1,687,700	190,974,725
SCSK Corp.	208,400	10,244,585
Wisetech Global Ltd.	1,128,543	21,954,455
		$248,141,622
Computer Software - Systems – 3.3%
Amadeus IT Group S.A.	1,659,120	$131,419,527
Globant S.A. (a)	48,985	4,949,934
Linx S.A.	2,347,200	21,791,346
NS Solutions Corp.	723,500	22,950,146
Temenos Group AG	104,582	18,710,558

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Venture Corp. Ltd.	2,727,700	$32,841,266
		$232,662,777
Conglomerates – 0.5%
DCC PLC	409,413	$36,499,368
Construction – 2.4%
Bellway PLC	276,039	$9,762,977
CEMEX Latam Holdings S.A. (a)	1,901,177	2,691,880
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	1,487,700	8,058,480
DuluxGroup Ltd.	2,661,647	17,415,438
Forterra PLC	860,618	3,235,108
Geberit AG	36,594	17,093,694
Ibstock PLC	2,297,827	7,091,044
PT Indocement Tunggal Prakarsa Tbk.	20,153,800	28,531,304
Reliance Worldwide Corp. (l)	7,866,980	19,441,006
Rinnai Corp.	89,900	5,711,775
Somfy S.A.	64,885	6,263,984
Techtronic Industries Co. Ltd.	4,956,000	37,939,091
Toto Ltd.	145,700	5,750,160
		$168,985,941
Consumer Products – 2.5%
Beiersdorf AG	195,187	$23,426,519
Dabur India Ltd.	3,441,839	19,969,672
Essity AB	1,162,842	35,738,719
Kobayashi Pharmaceutical Co. Ltd.	273,600	19,565,515
Lion Corp.	1,082,500	20,150,976
Milbon Co. Ltd.	310,292	15,023,181
Mitsubishi Pencil Co. Ltd.	231,500	3,708,208
PZ Cussons	404,893	1,100,375
Uni-Charm Corp.	1,169,800	35,197,618
		$173,880,783
Consumer Services – 2.3%
51job, Inc., ADR (a)	436,169	$32,930,759
Anima Holdings S.A.	2,733,658	13,604,397
Asante, Inc.	170,200	3,315,123
Heian Ceremony Service Co.	363,967	2,984,249
Kakaku.com, Inc.	289,200	5,579,335
Kroton Educacional S.A.	2,301,416	6,574,704
Localiza Rent a Car S.A.	1,439,784	15,365,395
MakeMyTrip Ltd. (a)	1,069,505	26,523,724
Moneysupermarket.com Group PLC	6,696,787	35,064,401
Park24 Co. Ltd.	358,200	8,335,796
Rakuten	119,300	1,416,352
Webjet Ltd.	805,386	7,689,729
		$159,383,964
Containers – 1.6%
Fuji Seal International, Inc.	1,662,300	$50,802,565
Gerresheimer AG	213,917	15,750,114
Lock & Lock Co. Ltd.	506,486	6,842,924
Mayr-Melnhof Karton AG	148,502	18,676,094
Viscofan S.A.	300,820	15,755,394
		$107,827,091

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 2.3%
Bharat Heavy Electricals Ltd.	14,453,222	$15,316,406
IMI PLC	973,218	12,829,038
Legrand S.A.	586,196	42,860,028
LS Industrial Systems Co. Ltd.	663,084	29,000,773
OMRON Corp. (l)	208,121	10,848,583
Spectris PLC	339,818	12,420,062
Voltronic Power Technology Corp.	1,730,107	37,710,924
		$160,985,814
Electronics – 2.9%
Advantech Co. Ltd.	2,011,748	$17,099,486
Amano Corp.	343,820	9,480,841
ASM International N.V.	295,075	19,212,434
Halma PLC	1,384,817	35,524,696
Hirose Electric Co. Ltd.	87,800	9,788,582
Infineon Technologies AG	554,339	9,801,769
Iriso Electronics Co. Ltd.	218,500	10,984,279
JEOL Ltd.	504,000	11,256,616
Kardex AG	59,984	10,470,471
Shimadzu Corp.	353,000	8,650,243
Silicon Motion Technology Corp., ADR	629,098	27,919,369
Stanley Electric Co. Ltd.	871,131	21,395,491
Tripod Technology Corp.	2,467,000	8,737,101
		$200,321,378
Energy - Independent – 0.3%
Cairn Energy PLC (a)	2,679,393	$5,890,065
Caltex Australia Ltd.	85,250	1,481,282
Gran Tierra Energy, Inc. (a)	2,492,939	3,902,505
Seven Generations Energy Ltd. (a)	713,338	3,497,102
TORC Oil & Gas Ltd. (l)	771,099	2,408,304
		$17,179,258
Energy - Integrated – 0.1%
Galp Energia SGPS S.A.	438,166	$6,738,676
Engineering - Construction – 0.1%
JGC Corp.	257,000	$3,523,128
Toshiba Plant Kensetsu Co. Ltd.	291,000	5,465,612
		$8,988,740
Entertainment – 1.6%
CTS Eventim AG	1,457,483	$67,816,872
Merlin Entertainments PLC	3,404,264	19,415,693
PVR Ltd.	911,419	22,112,911
		$109,345,476
Food & Beverages – 4.8%
Arca Continental S.A.B. de C.V.	1,301,419	$7,041,478
ARIAKE JAPAN Co. Ltd.	143,600	9,056,996
AVI Ltd.	4,871,301	31,596,880
BRF S.A. (a)	759,900	5,841,807
Britvic PLC	728,348	8,218,319
Coca-Cola HBC AG (a)	320,235	12,086,602
Ezaki Glico Co. Ltd.	454,000	20,212,401
Greencore Group PLC	1,315,340	3,658,211
Grupo Lala S.A.B. de C.V.	5,125,977	6,300,061
Kerry Group PLC	229,702	27,425,383
Kikkoman Corp.	264,600	11,510,217

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
Morinaga & Co. Ltd.	442,000	$21,522,979
Mowi A.S.A.	488,346	11,417,992
Orion Corp./Republic of Korea	327,879	26,266,667
P/f Bakkafrost	811,217	45,265,993
Ridley Corp. NPV	11,316,502	9,454,252
S Foods, Inc.	494,200	16,776,627
Shenguan Holdings Group Ltd.	13,203,505	557,773
Tata Global Beverages Ltd.	6,500,523	25,398,444
Tate & Lyle PLC	488,682	4,582,523
Tingyi (Cayman Islands) Holdings Corp.	19,414,000	32,407,614
		$336,599,219
Food & Drug Stores – 1.1%
Cosmos Pharmaceutical Corp.	56,200	$9,533,905
Dairy Farm International Holdings Ltd.	5,301,209	37,903,644
Japan Meat Co. Ltd.	253,700	4,167,349
Matsumotokiyoshi Holdings Co. Ltd.	90,800	2,652,878
San-A Co. Ltd.	87,700	3,501,818
Sundrug Co. Ltd.	560,200	15,151,354
		$72,910,948
Forest & Paper Products – 0.2%
Suzano S.A.	1,375,800	$11,769,692
Furniture & Appliances – 0.5%
SEB S.A.	162,888	$29,283,271
Zojirushi Corp. (l)	751,300	8,006,713
		$37,289,984
Gaming & Lodging – 1.5%
Dalata Hotel Group PLC	2,408,975	$12,888,149
Flutter Entertainment PLC	495,580	37,308,568
Genting Berhad	13,067,100	21,406,961
Shangri-La Asia Ltd.	22,020,000	27,765,659
Tabcorp Holdings Ltd.	2,451,737	7,659,526
		$107,028,863
General Merchandise – 1.8%
B&M European Value Retail S.A.	3,400,790	$14,394,671
Dollarama, Inc.	2,072,885	72,924,144
Lojas Renner S.A.	1,412,510	17,347,614
Magazine Luiza S.A.	117,800	6,476,630
Seria Co. Ltd.	609,100	14,061,586
		$125,204,645
Health Maintenance Organizations – 0.1%
Notre Dame Intermedica Participacoes S.A.	924,208	$9,704,310
Insurance – 2.1%
Admiral Group PLC	354,924	$9,952,245
AUB Group Ltd.	2,784,190	20,406,447
Hiscox Ltd.	2,884,362	61,977,882
Samsung Fire & Marine Insurance Co. Ltd.	87,962	20,416,417
Sony Financial Holdings, Inc.	876,900	21,049,179
Steadfast Group Ltd.	4,930,558	12,149,858
		$145,952,028

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 1.5%
PChome Online, Inc. (a)	4,918,504	$17,894,395
Rightmove PLC	8,150,419	55,344,788
Scout24 AG	516,319	27,429,606
		$100,668,789
Leisure & Toys – 0.3%
Shimano, Inc.	35,100	$5,218,690
Thule Group AB	569,392	14,065,950
		$19,284,640
Machinery & Tools – 4.1%
Aalberts N.V.	567,882	$22,323,183
Doosan Bobcat, Inc.	1,102,777	34,764,719
Fujitsu General Ltd.	524,400	8,326,975
GEA Group AG	1,747,856	49,687,173
Haitian International Holdings Ltd.	16,517,000	34,295,446
MISUMI Group, Inc.	225,900	5,661,381
Nabtesco Corp.	482,500	13,398,924
Nissei ASB Machine Co. Ltd. (l)	233,300	5,576,349
NOHMI BOSAI Ltd.	294,400	6,280,388
Obara Group, Inc.	128,500	4,344,317
PT United Tractors Tbk	12,766,100	25,482,500
Rotork PLC	1,912,024	7,687,601
Shima Seiki Manufacturing Ltd.	191,900	5,624,486
Spirax-Sarco Engineering PLC	278,609	32,498,320
T.K. Corp.	828,332	7,389,096
THK Co. Ltd.	283,300	6,766,197
VAT Group AG	83,494	10,284,935
Weir Group PLC	409,107	8,034,770
		$288,426,760
Medical & Health Technology & Services – 0.9%
Fleury S.A.	1,273,961	$7,083,183
Hogy Medical Co. Ltd.	79,600	2,347,800
Instituto Hermes Pardini S.A.	1,152,300	5,791,583
Miraca Holdings, Inc.	99,000	2,249,687
Ramsay Health Care Ltd.	357,306	18,121,163
Sonic Healthcare Ltd.	1,262,430	24,018,430
		$59,611,846
Medical Equipment – 2.7%
Ansell Ltd.	1,332,982	$25,126,766
Demant A/S (a)	301,880	9,386,396
EIKEN CHEMICAL Co. Ltd.	584,200	9,249,450
Nakanishi, Inc.	1,674,900	30,743,654
Nihon Kohden Corp.	521,600	14,117,041
Sagami Rubber Industries Co. Ltd.	264,700	4,296,480
Smith & Nephew PLC	1,994,014	43,175,681
Sonova Holding AG	134,496	30,558,505
Terumo Corp.	733,200	21,829,727
		$188,483,700
Metals & Mining – 0.4%
Iluka Resources Ltd.	2,098,560	$15,867,376
MOIL Ltd.	6,090,545	13,437,978
		$29,305,354
Natural Gas - Distribution – 0.4%
Italgas S.p.A	4,294,940	$28,853,348

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – 0.5%
VTech Holdings Ltd.	3,825,465	$34,230,706
Oil Services – 0.4%
Aker Solutions ASA (a)	3,679,848	$15,046,463
TechnipFMC PLC	502,950	12,925,039
		$27,971,502
Other Banks & Diversified Financials – 4.9%
Aeon Financial Service Co. Ltd.	1,311,900	$21,111,594
AEON Thana Sinsap Public Co. Ltd.	2,759,200	19,883,694
Banco Macro S.A., ADR	28,241	2,057,357
Bancolombia S.A., ADR	188,347	9,613,231
Bank of Ireland	1,062,471	5,552,592
Chiba Bank Ltd.	2,538,451	12,384,411
Credicorp Ltd.	117,971	27,004,742
E.Sun Financial Holding Co. Ltd.	50,755,101	42,487,246
Federal Bank Ltd.	22,441,921	35,242,537
FinecoBank, S.p.A.	2,502,438	27,914,571
Grupo Financiero Inbursa S.A. de C.V.	5,288,278	7,648,458
Julius Baer Group Ltd.	435,158	19,373,045
Jyske Bank	678,847	23,527,447
Komercni Banka A.S.	331,908	13,225,348
Metropolitan Bank & Trust Co.	24,094,175	33,506,587
Shizuoka Bank Ltd.	1,025,000	7,548,579
Shriram Transport Finance Co. Ltd.	1,931,725	30,236,243
Sydbank A.S.	325,271	6,199,036
		$344,516,718
Pharmaceuticals – 1.5%
Genomma Lab Internacional S.A., “B” (a)	9,753,419	$8,852,077
Kalbe Farma TBK PT	333,929,300	34,509,770
Santen Pharmaceutical Co. Ltd.	2,042,300	33,812,600
Virbac S.A. (a)	109,089	20,864,385
Yunnan Baiyao Group Co. Ltd.	646,117	7,847,514
		$105,886,346
Pollution Control – 0.3%
Daiseki Co. Ltd.	792,300	$19,797,396
Precious Metals & Minerals – 0.4%
Agnico-Eagle Mines Ltd.	598,138	$30,666,248
Printing & Publishing – 0.1%
China Literature Ltd. (a)	1,547,400	$7,289,619
Railroad & Shipping – 0.4%
DFDS A/S	201,472	$8,544,870
Sankyu, Inc.	272,900	14,326,522
Senko Group Holdings Co. Ltd.	936,500	7,391,935
		$30,263,327
Real Estate – 4.1%
Ascendas India Trust, REIT	31,933,900	$32,099,116
City Developments Ltd.	4,876,000	34,128,396
Concentradora Fibra Danhos S.A. de C.V., REIT	6,724,842	8,902,806
Deutsche Wohnen SE	495,039	18,165,067
Embassy Office Parks REIT (a)	2,472,000	13,138,280
Hibernia PLC, REIT	4,778,191	7,878,257

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
LEG Immobilien AG	683,969	$77,151,917
Midland Holdings Ltd. (a)(h)	43,113,000	7,616,260
Multiplan Empreendimentos Imobiliarios S.A.	3,219,285	23,273,051
Prologis Peroperty Mexico S.A. de C.V., REIT	4,441,245	9,213,957
Shaftesbury PLC, REIT	1,314,662	13,423,222
TAG Immobilien AG	710,764	16,422,821
Unite Group PLC, REIT	2,092,339	25,894,081
		$287,307,231
Restaurants – 1.6%
Cafe De Coral Holdings Ltd.	16,736,000	$49,811,437
Greggs PLC	1,552,203	45,298,639
Whitbread PLC	312,265	18,356,805
		$113,466,881
Retailers – 0.0%
Spencer's Retail Ltd. (a)	723,473	$1,104,167
Specialty Chemicals – 6.4%
Air Water, Inc.	376,000	$6,430,868
Croda International PLC	1,784,645	116,040,184
Elementis PLC	956,822	1,719,389
Essentra PLC	4,304,020	23,448,668
IMCD Group N.V.	218,300	20,007,251
Japan Pure Chemical Co. Ltd.	41,700	913,946
Kansai Paint Co. Ltd.	1,037,000	21,727,802
Mexichem S.A.B. de C.V.	2,499,590	5,246,942
Nihon Parkerizing Co. Ltd.	1,049,600	11,623,822
NOF Corp.	83,600	3,113,240
PT Astra Agro Lestari Tbk	15,352,000	11,301,419
PTT Global Chemical PLC	6,126,700	12,785,809
Sika AG	517,126	88,253,628
SK KAKEN Co. Ltd.	11,600	5,164,402
Symrise AG	1,029,979	99,129,440
T. Hasegawa Co. Ltd.	480,900	8,577,385
Taisei Lamick Co. Ltd.	219,800	5,634,904
Takasago International Corp.	149,300	4,071,252
Tikkurila Oyj	145,978	2,456,675
		$447,647,026
Specialty Stores – 3.2%
ABC-Mart, Inc.	362,200	$23,583,397
Dufry AG	115,908	9,816,916
Esprit Holdings Ltd. (a)	6,185,199	1,179,762
Howden Joinery Group	2,075,162	13,361,234
Just Eat PLC (a)	7,399,888	58,734,297
MonotaRO Co. Ltd.	581,000	14,151,148
Nitori Co. Ltd.	113,900	15,085,953
Ryohin Keikaku Co. Ltd.	89,200	16,100,097
Shimamura Co. Ltd.	52,800	3,942,309
Takeaway.com Holding B.V. (a)	731,909	68,577,702
		$224,532,815
Telecommunications - Wireless – 1.0%
Cellnex Telecom S.A.U.	1,483,493	$54,891,068
Infrastrutture Wireless Italiane S.p.A. (n)	1,387,784	13,618,563
		$68,509,631

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – 0.5%
Bezeq - The Israel Telecommunication Corp. Ltd.	6,073,425	$4,610,207
Hellenic Telecommunications Organization S.A.	2,120,009	31,338,607
		$35,948,814
Tobacco – 0.4%
Swedish Match AB	580,964	$24,524,468
Trucking – 1.8%
DSV A.S.	184,416	$18,109,664
Freightways Ltd.	1,136,246	6,442,505
Hamakyorex Co. Ltd.	114,900	4,049,715
Kintetsu World Express, Inc.	277,200	3,612,355
Mainfreight Ltd.	262,213	7,169,495
Seino Holdings Co. Ltd.	1,262,800	16,807,661
SG Holdings Co. Ltd.	1,251,100	35,450,638
Transcom Co. Ltd.	60,300	3,478,792
Yamato Holdings Co. Ltd.	1,621,900	32,960,005
		$128,080,830
Utilities - Electric Power – 0.5%
CESC Ltd.	2,391,765	$27,175,565
Equatorial Energia S.A.	321,600	7,688,350
		$34,863,915
Utilities - Water – 0.2%
Aguas Andinas S.A., “A”	16,299,206	$9,621,373
Companhia de Saneamento Basico do Estado de Sao Paulo	485,700	5,978,994
		$15,600,367
Total Common Stocks		$6,497,790,990
Preferred Stocks – 1.1%
Consumer Products – 0.2%
Henkel AG & Co. KGaA	173,051	$16,926,696
General Merchandise – 0.2%
Lojas Americanas S.A.	2,658,500	$11,402,621
Metals & Mining – 0.1%
Gerdau S.A.	1,786,200	$7,070,467
Specialty Chemicals – 0.6%
Fuchs Petrolub SE	1,027,795	$40,413,840
Total Preferred Stocks		$75,813,624
Investment Companies (h) – 5.6%
Money Market Funds – 5.6%
MFS Institutional Money Market Portfolio, 2.42% (v)	392,280,471	$392,319,699
Collateral for Securities Loaned – 0.0%
JP Morgan U.S. Government Money Market Fund, 2.29% (j)	177,174	$177,174

Other Assets, Less Liabilities – 0.2%		11,956,205
Net Assets – 100.0%		$6,978,057,692
(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $399,935,959 and $6,566,165,528, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $13,618,563, representing 0.2% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$1,390,573,028	$—	$—	$1,390,573,028
United Kingdom	1,150,310,601	—	—	1,150,310,601
Germany	572,356,899	—	—	572,356,899
Australia	283,373,268	—	—	283,373,268
India	243,506,974	—	—	243,506,974
Hong Kong	239,666,800	—	—	239,666,800
Switzerland	217,607,968	—	—	217,607,968
Spain	215,014,167	—	—	215,014,167
Brazil	190,913,621	—	—	190,913,621
Other Countries	2,037,611,784	32,669,504	—	2,070,281,288
Mutual Funds	392,496,873	—	—	392,496,873
Total	$6,933,431,983	$32,669,504	$—	$6,966,101,487
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At June 30, 2019, the value of securities loaned was $9,948,810. These loans were collateralized by cash of $177,174 and U.S. Treasury Obligations (held by the lending agent) of $10,383,881.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$311,703,579	$815,911,558	$735,361,008	$(4,051)	$69,621	$392,319,699
Midland Holdings Ltd.	11,455,165	—	—	—	(3,838,905)	7,616,260
	$323,158,744	$815,911,558	$735,361,008	$(4,051)	$(3,769,284)	$399,935,959
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$6,690,121	$—
Midland Holdings Ltd.	—	—
	$6,690,121	$—

(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of June 30, 2019, are as follows:
Japan	19.9%
United Kingdom	16.5%
Germany	8.2%
United States	6.1%
Australia	4.1%
India	3.5%
Hong Kong	3.4%
Switzerland	3.1%
Spain	3.1%
Other Countries	32.1%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.